CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Series A Preferred Stock [Member] CNY (¥)	Series B Preferred Stock [Member] CNY (¥)	Series C Preferred Stock [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] Series A Preferred Stock [Member] CNY (¥) shares	Common Stock [Member] Series B Preferred Stock [Member] CNY (¥) shares	Common Stock [Member] Series C Preferred Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] Series A Preferred Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] Series B Preferred Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] Series C Preferred Stock [Member] CNY (¥)	Treasury Stock [Member] CNY (¥) shares	Accumulated Other Comprehensive Income [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings (accumulated Deficit) [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2016	¥ (438,423)														¥ (85,017)	¥ 15,662	¥ (369,068)
Balance, Shares at Dec. 31, 2016 | shares						665,000,000
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense	1,677,222					¥ 51				¥ 1,677,171
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense, shares | shares						104,230,769
Accretions to preferred shares redemption value	(3,073,471)																(3,073,471)
Conversion of preferred shares to ordinary shares			¥ 1,563,908	¥ 1,212,295	¥ 1,391,567		¥ 19	¥ 14	¥ 16		¥ 1,563,889	¥ 1,212,281	¥ 1,391,551
Conversion of preferred shares to ordinary shares, Shares | shares							285,000,000	214,285,700	234,554,700
Share-based compensation	65,324									65,324
Cancellation of Share-based compensation plan of a subsidiary	40,828									40,828
Net profit	1,082,907																1,082,983	¥ (76)
Foreign currency translation adjustment	99,934														99,934
Business Combination	60,097																	60,097
Appropriation to statutory reserve																39,428	(39,428)
Balance at Dec. 31, 2017	3,682,188					¥ 100				5,951,044					14,917	55,090	(2,398,984)	60,021
Balance, Shares at Dec. 31, 2017 | shares						1,503,071,169
Issuance of ordinary shares for share-based compensation plans						¥ 2								¥ (2)
Issuance of ordinary shares for share-based compensation plans, shares | shares						30,000,000								(30,000,000)
Repurchase of ordinary shares	(452,262)													¥ (452,262)
Repurchase of ordinary shares, shares | shares														(60,306,360)
Cumulative effect of accounting change	176,494																176,494
Share-based compensation	50,319									50,319
Exercise of share-based compensation plans	14,797									(105,346)				¥ 120,143
Exercise of share-based compensation plans, shares | shares														44,005,360
Net profit	2,469,451																2,469,074	377
Foreign currency translation adjustment	43,293														43,293
Capital injection from non-controlling interest	1,458																	1,458
Appropriation to statutory reserve																200,916	(200,916)
Balance at Dec. 31, 2018	5,985,738					¥ 102				5,896,017				¥ (332,121)	58,210	256,006	45,668	61,856
Balance, Shares at Dec. 31, 2018 | shares						1,533,071,169								(46,301,000)
Issuance of ordinary shares for share-based compensation plans						¥ 1								¥ (1)
Issuance of ordinary shares for share-based compensation plans, shares | shares						17,000,000								(17,000,000)
Repurchase of ordinary shares	(47,173)													¥ (47,173)
Repurchase of ordinary shares, shares | shares														(12,729,500)
Share-based compensation	42,260									42,260
Exercise of share-based compensation plans	34,742									(297,379)				¥ 332,121
Exercise of share-based compensation plans, shares | shares														55,396,235
Net profit	2,374,518	$ 341,078															2,372,850	1,668
Dividends paid to shareholders	(390,715)																(390,715)
Foreign currency translation adjustment	12,110	1,739													12,110
Appropriation to statutory reserve																61,192	(61,192)
Balance at Dec. 31, 2019	¥ 8,011,480	$ 1,150,774				¥ 103				¥ 5,640,898				¥ (47,174)	¥ 70,320	¥ 317,198	¥ 1,966,611	¥ 63,524
Balance, Shares at Dec. 31, 2019 | shares						1,550,071,169								(20,634,265)